CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 5,305	$ 22,862	$ 1,189	$ 1,537	$ (9,873)	$ 21,020
Balance, shares at Dec. 31, 2022	5,849,678
Share-based compensation	$ 0	0	0	363	0	363
Dividend distribution	0	0	0	0	(1,321)	(1,321)
Exercise of stock options	$ 138	725	0	0	0	$ 863
Exercise of stock options, shares	171,015					171,015
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(406)	0	0	$ (406)
Net income	0	0	0	0	6,353	6,353
Balance at Dec. 31, 2023	$ 5,443	23,587	783	1,900	(4,841)	26,872
Balance, shares at Dec. 31, 2023	6,020,693
Share-based compensation	$ 0	0	0	607	0	607
Exercise of stock options	$ 56	240	0	0	0	$ 296
Exercise of stock options, shares	68,347					68,347
Issue of Share capital	$ 512	8,800	0	0	0	$ 9,312
Issue of Share capital, shares	625,000
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	(119)	0	0	(119)
Net income	0	0	0	0	4,224	4,224
Balance at Dec. 31, 2024	$ 6,011	32,627	664	2,507	(617)	$ 41,192
Balance, shares at Dec. 31, 2024	6,714,040					6,714,040
Share-based compensation	$ 0	0	0	512	0	$ 512
Dividend distribution					(1,276)	(1,276)
Exercise of stock options	$ 1	35	0	0	0	$ 36
Exercise of stock options, shares	5,787					5,787
Comprehensive income:
Foreign currency translation adjustments	$ 0	0	5,447	0	0	$ 5,447
Net income	0	0	0	0	826	826
Balance at Dec. 31, 2025	$ 6,012	$ 32,662	$ 6,111	$ 3,019	$ (1,067)	$ 46,737
Balance, shares at Dec. 31, 2025	6,719,827					6,719,827